Investment Portfolio
(UNAUDITED) | 01.31.2023
CARILLON REAMS CORE BOND FUND
CORPORATE BONDS - 33.5%	Principal Amount	Value
Aerospace & defense - 0.9%
Raytheon Technologies Corp., 2.38%, 03/15/32	1,230,000	$1,034,266
The Boeing Co.,
2.80%, 03/01/27	260,000	240,154
5.04%, 05/01/27	2,380,000	2,403,414
Agriculture - 0.8%
BAT Capital Corp., 4.91%, 04/02/30	3,260,000	3,087,900
Airlines - 2.8%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	838,425	803,315
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	4,882,264	4,749,639
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	1,079,776	994,729
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	1,467,139	1,284,749
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 11/15/33	1,333,453	1,118,621
Series 2020-1, Class A, 4.00%, 05/15/34	1,203,740	1,095,054
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 06/01/29	243,426	220,646
Series 2016-2, Class AA, 2.88%, 04/07/30	150,817	134,842
Series 2018-1, Class AA, 3.50%, 09/01/31	372,192	330,744
Auto manufacturers - 2.1%
General Motors Financial Co., Inc.,
1.25%, 01/08/26	2,815,000	2,523,887
2.75%, 06/20/25	895,000	844,529
6.05%, 10/10/25	2,355,000	2,399,257
Volkswagen Group of America Finance LLC, 144A, 3.75%, 05/13/30	2,450,000	2,233,234
Banks - 11.1%
Bank of America Corp.,
(Fixed until 10/20/31, then SOFR + 1.21%), 2.57%, 10/20/32	2,550,000	2,108,459
3.50%, 04/19/26	965,000	938,940
(Fixed until 04/27/32, then SOFR + 1.83%), 4.57%, 04/27/33	3,745,000	3,618,680
(Fixed until 07/22/32, then SOFR + 2.16%), 5.02%, 07/22/33	1,655,000	1,654,001
Citigroup, Inc.,
(Fixed until 01/25/32, then SOFR + 1.35%), 3.06%, 01/25/33	2,900,000	2,484,236
(Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	4,200,000	3,804,903
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	1,525,000	1,462,774
HSBC Holdings PLC, 4.95%, 03/31/30	1,820,000	1,825,696
JPMorgan Chase & Co.,
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	1,800,000	1,542,992
(Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	2,270,000	2,216,031
(Fixed until 04/26/32, then SOFR + 1.80%), 4.59%, 04/26/33	3,745,000	3,635,396
(Fixed until 07/25/32, then SOFR + 2.08%), 4.91%, 07/25/33	1,215,000	1,210,550
The PNC Financial Services Group, Inc.
(Fixed until 12/02/27, then SOFR + 1.62%), 5.35%, 12/02/28	1,970,000	2,027,993
(Fixed until 10/28/32, then SOFR Index + 2.14%), 6.04%, 10/28/33	935,000	1,010,535
Truist Financial Corp. (Fixed until 10/28/32, then SOFR + 2.30%), 6.12%, 10/28/33	1,770,000	1,928,822
US Bancorp,
(Fixed until 02/01/28, then SOFR + 1.23%), 4.65%, 02/01/29	1,575,000	1,573,662
(Fixed until 02/01/33, then SOFR + 1.60%), 4.84%, 02/01/34	2,175,000	2,162,120
Wells Fargo & Co.
(Fixed until 03/02/32, then SOFR + 1.50%), 3.35%, 03/02/33	4,125,000	3,637,432
(Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	3,375,000	3,285,605
(Fixed until 07/25/32, then SOFR + 2.10%), 4.90%, 07/25/33	1,215,000	1,210,289
Capital markets - 2.7%
Morgan Stanley,
(Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	4,610,000	3,937,039
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,055,000	1,890,230
The Goldman Sachs Group, Inc. (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	3,880,000	3,325,012
UBS Group AG, (Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	1,490,000	1,334,339
Containers & packaging - 0.6%
Sonoco Products Co., 3.13%, 05/01/30	2,690,000	2,396,038
Cosmetics/personal care - 0.5%
GSK Consumer Healthcare Capital US LLC, 144A, 3.63%, 03/24/32	2,165,000	1,981,970
Diversified telecommunication services - 0.4%
AT&T, Inc., 2.55%, 12/01/33	1,515,000	1,224,987
Verizon Communications, Inc., 4.02%, 12/03/29	405,000	388,302
Electric - 4.3%
Appalachian Power Co., 2.70%, 04/01/31	1,940,000	1,654,512
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	485,000	450,196
DTE Electric Co., 1.90%, 04/01/28	3,100,000	2,754,094
Duke Energy Florida LLC,
1.75%, 06/15/30	2,055,000	1,702,197
5.65%, 04/01/40	2,465,000	2,621,287
Duke Energy Progress LLC, 3.70%, 09/01/28	725,000	701,779
Entergy Arkansas LLC, 3.35%, 06/15/52	2,110,000	1,601,775
Entergy Louisiana LLC, 2.35%, 06/15/32	1,325,000	1,100,971
Florida Power & Light Co., 2.88%, 12/04/51	2,160,000	1,570,622
Indianapolis Power & Light Co., 5.65%, 144A, 12/01/32	1,715,000	1,823,683
Wisconsin Public Service Corp., 2.85%, 12/01/51	880,000	610,405
Electric utilities - 1.6%
IPALCO Enterprises, Inc., 4.25%, 05/01/30	1,985,000	1,835,540
Virginia Electric and Power Co.,
2.30%, 11/15/31	1,185,000	996,861
3.75%, 05/15/27	455,000	443,650
Wisconsin Power and Light Co.,
1.95%, 09/16/31	1,700,000	1,379,953
3.95%, 09/01/32	1,770,000	1,687,296
Equity real estate investment trusts (REITs) - 1.1%
Agree LP, 2.00%, 06/15/28	3,460,000	2,951,744
Ventas Realty LP, 4.75%, 11/15/30	1,545,000	1,505,986
Food & staples retailing - 0.3%
Sysco Corp., 2.45%, 12/14/31	1,350,000	1,132,529
Insurance - 0.1%
Equitable Financial Life Global Funding, 144A, 1.70%, 11/12/26	625,000	555,343
Multi-utilities - 1.6%
CenterPoint Energy, Inc., 2.50%, 09/01/24	2,085,000	2,006,145
Dominion Energy, Inc., 3.38%, 04/01/30	1,250,000	1,139,088
Public Service Enterprise Group, Inc., 2.45%, 11/15/31	1,745,000	1,456,962
WEC Energy Group, Inc., 1.80%, 10/15/30	2,215,000	1,794,730
Oil, gas & consumable fuels - 0.5%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	1,840,000	1,753,588
Road & rail - 0.9%
Norfolk Southern Corp., 3.00%, 03/15/32	1,540,000	1,372,181
Union Pacific Corp., 2.80%, 02/14/32	2,570,000	2,275,686
Specialty retail - 0.2%
Lowe's Cos, Inc., 2.63%, 04/01/31	1,040,000	893,889
Tobacco - 0.6%
Altria Group, Inc., 2.45%, 02/04/32	1,615,000	1,261,849
Reynolds American, Inc., 4.45%, 06/12/25	960,000	942,500
Transportation - 0.4%
Burlington Northern Santa Fe LLC, 2.88%, 06/15/52	1,525,000	1,101,412
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	2,941	2,924
Series 2005, 5.08%, 01/02/29	126,822	128,314
Series 2006, 5.87%, 07/02/30	149,859	155,860
Total corporate bonds (cost $142,958,282)		130,681,564

MORTGAGE AND ASSET-BACKED SECURITIES - 46.4%
Asset-backed securities - 11.1%
Ally Auto Receivables Trust, Series 2022-3, Class A2, 5.29%, 08/15/25	1,890,000	1,892,847
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-1A, Class A, 144A, 3.83%, 08/20/28	4,135,000	3,944,181
Series 2022-4A, Class A, 144A, 4.77%, 02/20/29	4,000,000	3,956,442
BMW Vehicle Lease Trust, Series 2022-1, Class A2, 0.67%, 05/28/24	434,285	431,616
BMW Vehicle Owner Trust,
Series 2022-A, Class A2A, 2.52%, 12/26/24	1,781,167	1,762,272
Series 2022-A, Class A3, 3.21%, 08/25/26	4,110,000	4,012,227
Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3, 3.17%, 04/15/27	4,020,000	3,911,698
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	2,637,199	2,587,811
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/25/25	6,265,000	5,828,425
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 144A, 1.99%, 06/25/26	2,100,000	1,953,173
Honda Auto Receivables Owner Trust, Series 2022-2, Class A3, 3.73%, 07/20/26	1,030,000	1,012,678
Mercedes-Benz Auto Receivables Trust,
Series 2022-1, Class A2, 5.26%, 10/15/25	3,700,000	3,706,595
Series 2023-1, Class A2, 5.09%, 01/15/26	2,185,000	2,185,935
Toyota Auto Receivables Owner Trust,
Series 2022-D, Class A2A, 5.27%, 01/15/26	2,000,000	2,003,783
Series 2023-A, Class A2, 5.05%, 01/15/26	1,925,000	1,924,452
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	2,275,500	2,212,002
Commercial mortgage-backed securities - 10.0%
BANK, Series 2020-BNK30, Class A2, 1.36%, 12/17/53	1,170,000	1,058,863
Benchmark Mortgage Trust,
Series 2018-B5, Class A2, 4.08%, 07/17/51	770,000	762,440
Series 2020-B22, Class A2, 1.16%, 01/15/54	2,741,000	2,448,495
Series 2021-B23, Class A2, 1.62%, 02/15/54	1,160,000	1,055,341
Series 2021-B24, Class A2, 1.95%, 03/17/54	1,935,000	1,767,043
Series 2022-B33, Class A2, 3.32%, 03/17/55	1,905,000	1,770,952
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	1,855,000	1,788,768
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AAB, 3.48%, 05/10/47	210,035	207,068
Series 2015-GC29, Class A3, 2.94%, 04/10/48	1,408,075	1,343,227
COMM Mortgage Trust,
Series 2013-CCRE11, Class ASB, 3.66%, 08/12/50	97,768	97,245
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	35,698	35,629
Series 2014-UBS2, Class A4, 3.69%, 03/12/47	2,017,333	1,978,916
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	4,385,000	4,068,814
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 144A, VR, 1.19%, 08/25/66	545,394	470,192
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 144A, VR, 2.50%, 08/25/51	1,837,040	1,533,570
GS Mortgage Securities Trust,
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	19,027	18,973
Series 2014-GCJ22, Class A5, 3.86%, 06/10/47	355,000	345,743
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A5, 2.96%, 04/15/46	1,482,440	1,475,309
Series 2014-C20, Class ASB, 3.46%, 07/17/47	367,095	360,350
JP Morgan Mortgage Trust,
Series 2021-3, Class A3, 144A, VR, 2.50%, 07/25/51	1,196,028	998,450
Series 2021-3, Class A4, 144A, VR, 2.50%, 07/25/51	815,929	725,954
Series 2022-1, Class A2, 144A, VR, 3.00%, 07/25/52	1,820,574	1,583,403
Series 2022-4, Class A2A, 144A, VR, 3.00%, 10/25/52	718,127	624,575
Series 2022-4, Class A3, 144A, VR, 3.00%, 10/25/52	618,255	537,713
Series 2022-6, Class A3, 144A, VR, 3.00%, 05/25/52	379,984	330,482
Series 2023-1, Class A3A, 144A, VR, 5.00%, 06/25/53	1,340,000	1,318,853
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A3, 144A, 2.81%, 03/12/49	460,000	438,029
Mello Mortgage Capital Acceptance,
Series 2021-MTG1, Class A1, 144A, VR, 2.50%, 04/25/51	908,407	758,342
Series 2021-MTG3, Class A3, 144A, VR, 2.50%, 07/01/51	1,175,485	976,892
Rate Mortgage Trust, Series 2021-J4, Class A1, 144A, VR, 2.50%, 11/25/51	1,042,974	870,680
UBS Commercial Mortgage Trust, Series 2017-C2, Class A3, 3.23%, 08/17/50	877,386	818,790
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A3, 2.81%, 11/18/59	2,024,997	1,887,628
Series 2020-C56, Class A2, 2.50%, 06/17/53	3,409,000	3,224,036
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 144A, VR, 2.50%, 06/25/51	902,104	801,498
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A4, 3.41%, 08/16/47	323,312	314,881
Federal agency mortgage-backed obligations - 25.3%
Fannie Mae Pool,
TBA, 2.00%, 02/15/53	27,740,000	23,314,603
TBA, 2.00%, 03/15/53	5,590,000	4,701,714
TBA, 2.50%, 02/15/53	15,320,000	13,412,627
TBA, 2.50%, 03/15/53	3,150,000	2,759,787
TBA, 3.00%, 02/15/53	12,600,000	11,444,344
TBA, 3.50%, 02/15/53	11,190,000	10,493,450
TBA, 4.00%, 03/15/53	18,285,000	17,657,167
TBA, 4.50%, 03/15/53	8,260,000	8,154,814
TBA, 5.00%, 03/15/53	2,170,000	2,176,781
TBA, 5.50%, 03/15/53	1,490,000	1,512,816
Fannie Mae-Aces, Series 2021-M23, Class AB, 0.50%, 11/25/31	2,574,830	2,121,611
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	989,906	974,173
Series 2583, Class AB, 2.14%, 08/15/23	75,435	75,273
Total mortgage and asset-backed securities (cost $183,173,566)		180,922,441

U.S. TREASURIES - 39.4%
U.S. Treasury Bonds,
1.75%, 08/15/41	15,020,000	10,942,305
2.25%, 02/15/52	7,018,000	5,272,821
2.38%, 02/15/42	371,000	300,133
3.00%, 08/15/52	19,935,000	17,639,360
U.S. Treasury Notes,
0.13%, 12/15/23	33,185,000	31,882,230
1.63%, 04/30/23	4,593,000	4,558,299
1.75%, 01/31/29	20,430,000	18,406,153
2.50%, 08/15/23	41,940,000	41,428,856
2.75%, 08/15/32	4,830,000	4,544,728
4.50%, 11/30/24	18,655,000	18,716,940
Total U.S. Treasuries (cost $155,488,006)		153,691,825
Total investment portfolio - 119.3% (cost $481,619,854)		465,295,830
Liabilities in excess of other assets - (19.3)%		(75,177,501)
Total net assets - 100.0%		$390,118,329

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.